Stock Incentive Plan and Warrants (Details 6) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	30,038,017
Weighted Average Remaining Contractual Life in Years	2 years 9 months 22 days
Weighted Average Exercise Price	$ 1.05
Range One [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	3,709,094
Weighted Average Remaining Contractual Life in Years	3 years
Weighted Average Exercise Price	$ 0.68	$ 0.68
Range Two [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	982,401
Weighted Average Remaining Contractual Life in Years	1 year 10 months 13 days
Weighted Average Exercise Price	$ 0.95	$ 0.95
Range Three [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	14,391,256
Weighted Average Remaining Contractual Life in Years	2 years 9 months 22 days
Weighted Average Exercise Price	$ 1.00	$ 1.00
Range Four [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	3,296,536
Weighted Average Remaining Contractual Life in Years	2 years 10 months 13 days
Weighted Average Exercise Price	$ 1.12	$ 1.12
Range Five [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	160,000
Weighted Average Remaining Contractual Life in Years	2 years 6 months
Weighted Average Exercise Price	$ 1.15	$ 1.15
Range Six [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	5,848,729
Weighted Average Remaining Contractual Life in Years	2 years 9 months 4 days
Weighted Average Exercise Price	$ 1.25	$ 1.25
Range Seven [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	80,000
Weighted Average Remaining Contractual Life in Years	2 years 6 months
Weighted Average Exercise Price	$ 1.45	$ 1.45
Range Eight [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	1,170,001
Weighted Average Remaining Contractual Life in Years	3 years 2 months 1 day
Weighted Average Exercise Price	$ 1.50	$ 1.50
Range Nine [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	200,000
Weighted Average Remaining Contractual Life in Years	3 years
Weighted Average Exercise Price	$ 1.75	$ 1.75
Range Ten [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	200,000
Weighted Average Remaining Contractual Life in Years	3 years 3 months
Weighted Average Exercise Price	$ 2.00	$ 2.00